Shareholders Equity (Details Narrative)	1 Months Ended						12 Months Ended
	Mar. 05, 2021 $ / shares shares	Feb. 17, 2021 ARS ($) $ / shares shares	Jun. 26, 2019	Mar. 14, 2019 ARS ($) $ / shares	Mar. 13, 2019	Dec. 05, 2018 ARS ($)	Jun. 30, 2021 ARS ($) $ / shares shares	Jun. 30, 2019	Feb. 17, 2021 $ / shares	Jun. 30, 2020 ARS ($)	Oct. 30, 2019 ARS ($) $ / shares	Mar. 14, 2019 $ / shares	Dec. 05, 2018 $ / shares	Jun. 30, 2018 ARS ($)
Statement [Line Items]
American depositary shares, per share | $ / shares											$ 0.026
Distribution of treasury shares											$ 13,000,000,000,000
Reserve														$ 993,000,000
Special reserve										$ 6,622,000,000
Retained earnings							$ 1,157,000,000			$ 1,157,000,000
Ordinary share capital											2.59%	10.00%	10.00%
Ordinary share											$ 502,000,000
Average volume												25.00%	25.00%
Profit of legal reserve, percentage										5.00%
Total capital of legal reserve, percentage										20.00%
Net capital, percentage											2.66%
Ordinary shares [Member]
Statement [Line Items]
Ordinary share		$ 1,000,000
Common shares, per share | $ / shares		$ 0.1794105273					$ 1				$ 0.26
Public offering shares | shares		90,000,000
Common shares issued | shares	90,000,000	90,000,000
Pre-emptive right amount, new shares | shares	87,264,898
Shares offered percentage	97.00%
Acquisition of treasury shares				$ 429,000,000		$ 429,000,000
American depositary shares | $ / shares		$ 4.72		$ 10
Subscription price per shares | $ / shares									$ 0.472
Right to accrue additional new shares | shares	26,017,220
Shares were issued, new | shares	2,735,102
Exercise acquire new shares | shares	90,000,000
Exercise price per shares | $ / shares	$ 0.566
Maturity of shares	5 years
Net expenses							$ 65,000,000
Funds recieved of shares							$ 4,642,000,000
Increasing capital stock shares | shares							591,642,804,000,000
Description of common shares			the repurchase plan was completed, and the Company acquired the equivalent of 6,712,465 ordinary shares representing 99.96% of the approved program and 1.34% of Cresud's share capital which correspond to 3,824,035 ordinary shares for a total of ARS 244 and 288,843 ADRs (representative of 2,888,430 ordinary shares) for a total of USD 2.9 (equivalent to ARS 184).		the Company acquired the equivalent of 6,394,009 common shares representing 99.97% of the approved program and 1.27% of Cresud's share capital, which correspond to 1,095,009 ordinary shares for a total of ARS 74 and 529,900 ADRs (representing 5,299,000 ordinary shares) for a total of USD 6.5 (equivalent to ARS 354).			the Company acquired 3,211,786 ordinary shares (NPV $ 1 per share) for a total of ARS 198.36 and 1,433,874 ADRs (representing 14,338,740 ordinary shares) in various transactions. for a total of USD 27.19 (equivalent to ARS 892.12), completing the terms and conditions of the own share buy-back plan. As of the date of issuance of these financial statements, no deadline has been established for the sale of the acquired shares.
Net capital of treasury shares											$ 499,000,000
Top Range [Member]
Statement [Line Items]
Common shares, per share | $ / shares												$ 15.50	$ 15.50